INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS (Details - Intangible assets) - Software and Software Development Costs [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Intangible asset, gross	$ 3,602,328	$ 3,602,328
Less accumulated amortization	(597,882)	(417,766)
Intangible assets, net	$ 3,004,446	$ 3,184,562